Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2014 Scenario, Forecast [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax (expense) benefit from continuing operations	$ 2,827,000	$ 1,261,000	$ (1,240,000)
Income tax rate	28.00%
Valuation allowances	7,759,000	11,922,000
Entrance tax	2,141,000			3,000,000
Entrance tax, annual decline in gain	20.00%
Entrance tax payable	2,700,000
Income tax rate, deferred tax liabilities	27.00%
Entrance tax payable, current					600,000
Entrance tax payable, non current	2,100,000
Estimated income tax payable	700,000
Unrecognized tax benefits	0	0
Interest or penalties on tax return	$ 0	$ 0
Period for income tax returns	10 years